UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06444

Legg Mason Partners Investment Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: October 31

Date of reporting period: April 30, 2025

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

ClearBridge Sustainability Leaders Fund
Class A [CLSUX]
Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about ClearBridge Sustainability Leaders Fund for the period November 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$56	1.15%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$94,946,531
Total Number of Portfolio Holdings*	58
Portfolio Turnover Rate	23%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
ClearBridge Sustainability Leaders Fund	PAGE 1	7189-STSR-0625

ClearBridge Sustainability Leaders Fund
Class C [CAABX]
Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about ClearBridge Sustainability Leaders Fund for the period November 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$91	1.87%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$94,946,531
Total Number of Portfolio Holdings*	58
Portfolio Turnover Rate	23%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
ClearBridge Sustainability Leaders Fund	PAGE 1	7188-STSR-0625

ClearBridge Sustainability Leaders Fund
Class FI [LCSTX]
Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about ClearBridge Sustainability Leaders Fund for the period November 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class FI	$57	1.17%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$94,946,531
Total Number of Portfolio Holdings*	58
Portfolio Turnover Rate	23%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
ClearBridge Sustainability Leaders Fund	PAGE 1	7165-STSR-0625

ClearBridge Sustainability Leaders Fund
Class R [CBSLX]
Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about ClearBridge Sustainability Leaders Fund for the period November 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$70	1.45%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$94,946,531
Total Number of Portfolio Holdings*	58
Portfolio Turnover Rate	23%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
ClearBridge Sustainability Leaders Fund	PAGE 1	7026-STSR-0625

ClearBridge Sustainability Leaders Fund
Class I [LCISX]
Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about ClearBridge Sustainability Leaders Fund for the period November 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class I	$41	0.85%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$94,946,531
Total Number of Portfolio Holdings*	58
Portfolio Turnover Rate	23%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
ClearBridge Sustainability Leaders Fund	PAGE 1	7166-STSR-0625

ClearBridge Sustainability Leaders Fund
Class IS [LCILX]
Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about ClearBridge Sustainability Leaders Fund for the period November 1, 2024, to April 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class IS	$37	0.75%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of April 30, 2025)

Total Net Assets	$94,946,531
Total Number of Portfolio Holdings*	58
Portfolio Turnover Rate	23%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of April 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
ClearBridge Sustainability Leaders Fund	PAGE 1	7167-STSR-0625

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

ClearBridge
Sustainability Leaders Fund
Financial Statements and Other Important Information
Semi-Annual  | April 30, 2025

franklintempleton.com
Financial Statements and Other Important Information — Semi-Annual

Schedule of Investments (unaudited)
April 30, 2025
 ClearBridge Sustainability Leaders Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 99.3%
Communication Services — 6.5%
Entertainment — 3.7%
Netflix Inc.	1,540	$1,742,849 *
Walt Disney Co.	19,860	1,806,267
Total Entertainment		3,549,116
Interactive Media & Services — 2.8%
Alphabet Inc., Class A Shares	13,470	2,139,036
Reddit Inc., Class A Shares	4,000	466,280 *
Total Interactive Media & Services		2,605,316

Total Communication Services		6,154,432
Consumer Discretionary — 11.4%
Broadline Retail — 4.4%
Amazon.com Inc.	22,750	4,195,555 *
Distributors — 1.1%
LKQ Corp.	27,800	1,062,238
Hotels, Restaurants & Leisure — 2.3%
Booking Holdings Inc.	420	2,141,698
Specialty Retail — 3.6%
Chewy Inc., Class A Shares	30,830	1,156,125 *
Home Depot Inc.	6,210	2,238,643
Total Specialty Retail		3,394,768

Total Consumer Discretionary		10,794,259
Consumer Staples — 5.6%
Consumer Staples Distribution & Retail — 2.5%
Costco Wholesale Corp.	1,550	1,541,475
US Foods Holding Corp.	12,540	823,376 *
Total Consumer Staples Distribution & Retail		2,364,851
Household Products — 3.1%
Colgate-Palmolive Co.	15,130	1,394,835
Procter & Gamble Co.	9,760	1,586,683
Total Household Products		2,981,518

Total Consumer Staples		5,346,369
Financials — 15.7%
Banks — 4.7%
Bank of America Corp.	49,390	1,969,673
JPMorgan Chase & Co.	10,290	2,517,140
Total Banks		4,486,813
Capital Markets — 3.7%
Blackrock Inc.	1,730	1,581,669
See Notes to Financial Statements.
ClearBridge Sustainability Leaders Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
April 30, 2025
 ClearBridge Sustainability Leaders Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Capital Markets — continued
Morgan Stanley	16,490	$1,903,276
Total Capital Markets		3,484,945
Financial Services — 2.6%
Visa Inc., Class A Shares	7,090	2,449,595
Insurance — 4.7%
Hartford Insurance Group Inc.	8,650	1,061,096
MetLife Inc.	15,020	1,132,057
Travelers Cos. Inc.	8,610	2,274,159
Total Insurance		4,467,312

Total Financials		14,888,665
Health Care — 12.3%
Biotechnology — 1.3%
Argenx SE, ADR	960	619,335 *
Gilead Sciences Inc.	6,030	642,436
Total Biotechnology		1,261,771
Health Care Equipment & Supplies — 1.2%
Cooper Cos. Inc.	14,100	1,151,547 *
Health Care Providers & Services — 5.2%
CVS Health Corp.	17,130	1,142,742
McKesson Corp.	2,780	1,981,556
UnitedHealth Group Inc.	4,490	1,847,366
Total Health Care Providers & Services		4,971,664
Life Sciences Tools & Services — 1.9%
Danaher Corp.	9,170	1,827,856
Pharmaceuticals — 2.7%
Johnson & Johnson	8,930	1,395,848
Novo Nordisk A/S, ADR	17,060	1,133,637
Total Pharmaceuticals		2,529,485

Total Health Care		11,742,323
Industrials — 11.0%
Building Products — 2.6%
Trane Technologies PLC	3,880	1,487,243
Trex Co. Inc.	16,470	952,295 *
Total Building Products		2,439,538
Commercial Services & Supplies — 1.7%
Republic Services Inc.	6,690	1,677,518
Electrical Equipment — 2.2%
Eaton Corp. PLC	3,190	939,040
Regal Rexnord Corp.	10,620	1,124,021
Total Electrical Equipment		2,063,061
See Notes to Financial Statements.

ClearBridge Sustainability Leaders Fund 2025 Semi-Annual Report

 ClearBridge Sustainability Leaders Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Machinery — 2.5%
Deere & Co.	3,040	$1,409,222
Flowserve Corp.	21,800	986,014
Total Machinery		2,395,236
Professional Services — 0.5%
UL Solutions Inc., Class A Shares	7,990	456,948
Trading Companies & Distributors — 1.5%
United Rentals Inc.	2,320	1,464,964

Total Industrials		10,497,265
Information Technology — 28.4%
IT Services — 1.8%
Accenture PLC, Class A Shares	5,790	1,732,078
Semiconductors & Semiconductor Equipment — 9.1%
ASML Holding NV, Registered Shares	1,480	988,758
Broadcom Inc.	16,770	3,227,722
Enphase Energy Inc.	6,950	309,901 *
Lam Research Corp.	13,860	993,346
NVIDIA Corp.	28,440	3,097,685
Total Semiconductors & Semiconductor Equipment		8,617,412
Software — 12.3%
Microsoft Corp.	16,160	6,387,402
Palo Alto Networks Inc.	5,010	936,519 *
Salesforce Inc.	4,590	1,233,379
ServiceNow Inc.	1,940	1,852,719 *
Synopsys Inc.	2,790	1,280,638 *
Total Software		11,690,657
Technology Hardware, Storage & Peripherals — 5.2%
Apple Inc.	23,090	4,906,625

Total Information Technology		26,946,772
Materials — 3.6%
Chemicals — 1.5%
Ecolab Inc.	5,520	1,387,894
Construction Materials — 2.1%
Vulcan Materials Co.	7,650	2,006,824

Total Materials		3,394,718
Real Estate — 2.8%
Industrial REITs — 1.1%
Prologis Inc.	10,200	1,042,440
See Notes to Financial Statements.
ClearBridge Sustainability Leaders Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
April 30, 2025
 ClearBridge Sustainability Leaders Fund
(Percentages shown based on Fund net assets)
Security		Shares	Value

Specialized REITs — 1.7%
Equinix Inc.		1,890	$1,626,818

Total Real Estate			2,669,258
Utilities — 2.0%
Water Utilities — 2.0%
American Water Works Co. Inc.		12,990	1,909,660
Total Investments before Short-Term Investments (Cost — $78,864,875)			94,343,721
	Rate
Short-Term Investments — 0.7%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	4.131%	320,538	320,538 (a)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	4.206%	320,538	320,538 (a)(b)

Total Short-Term Investments (Cost — $641,076)			641,076
Total Investments — 100.0% (Cost — $79,505,951)			94,984,797
Liabilities in Excess of Other Assets — (0.0)%††			(38,266)
Total Net Assets — 100.0%			$94,946,531

††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Rate shown is one-day yield as of the end of the reporting period.
(b)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At April 30, 2025, the total market value of investments in Affiliated
Companies was $320,538 and the cost was $320,538 (Note 8).

Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
See Notes to Financial Statements.

ClearBridge Sustainability Leaders Fund 2025 Semi-Annual Report

Statement of Assets and Liabilities (unaudited)
April 30, 2025

Assets:
Investments in unaffiliated securities, at value (Cost — $79,185,413)	$94,664,259
Investments in affiliated securities, at value (Cost — $320,538)	320,538
Dividends receivable from unaffiliated investments	80,659
Receivable for securities sold	67,780
Receivable for Fund shares sold	8,373
Dividends receivable from affiliated investments	1,033
Prepaid expenses	52,591
Total Assets	95,195,233
Liabilities:
Payable for Fund shares repurchased	69,952
Fund accounting fees payable	57,687
Investment management fee payable	35,325
Transfer agent fees payable	31,399
Audit and tax fees payable	17,533
Shareholder reports payable	12,946
Service and/or distribution fees payable	11,184
Trustees’ fees payable	896
Accrued expenses	11,780
Total Liabilities	248,702
Total Net Assets	$94,946,531
Net Assets:
Par value (Note 7)	$39
Paid-in capital in excess of par value	79,103,638
Total distributable earnings (loss)	15,842,854
Total Net Assets	$94,946,531
See Notes to Financial Statements.
ClearBridge Sustainability Leaders Fund 2025 Semi-Annual Report

Statement of Assets and Liabilities (unaudited) (cont’d)
April 30, 2025
Net Assets:
Class A	$39,649,557
Class C	$4,036,745
Class FI	$301,403
Class R	$150,364
Class I	$39,526,713
Class IS	$11,281,749
Shares Outstanding:
Class A	1,650,535
Class C	172,191
Class FI	12,434
Class R	6,273
Class I	1,623,904
Class IS	462,358
Net Asset Value:
Class A (and redemption price)	$24.02
Class C*	$23.44
Class FI (and redemption price)	$24.24
Class R (and redemption price)	$23.97
Class I (and redemption price)	$24.34
Class IS (and redemption price)	$24.40
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.50%)	$25.42

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).
See Notes to Financial Statements.

ClearBridge Sustainability Leaders Fund 2025 Semi-Annual Report

Statement of Operations (unaudited)
For the Six Months Ended April 30, 2025

Investment Income:
Dividends from unaffiliated investments	$661,474
Dividends from affiliated investments	5,927
Less: Foreign taxes withheld	(3,961)
Total Investment Income	663,440
Expenses:
Investment management fee (Note 2)	352,340
Service and/or distribution fees (Notes 2 and 5)	76,384
Transfer agent fees (Notes 2 and 5)	60,821
Registration fees	48,641
Fund accounting fees	33,866
Audit and tax fees	17,058
Legal fees	13,787
Shareholder reports	10,819
Trustees’ fees	3,226
Interest expense	1,643
Commitment fees (Note 9)	535
Custody fees	358
Insurance	337
Miscellaneous expenses	5,165
Total Expenses	624,980
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(83,929)
Net Expenses	541,051
Net Investment Income	122,389
Realized and Unrealized Gain (Loss) on Investments (Notes 1 and 3):
Net Realized Gain From Unaffiliated Investment Transactions	2,536,912
Change in Net Unrealized Appreciation (Depreciation) From Unaffiliated Investments	(6,028,478)
Net Loss on Investments	(3,491,566)
Decrease in Net Assets From Operations	$(3,369,177)
See Notes to Financial Statements.
ClearBridge Sustainability Leaders Fund 2025 Semi-Annual Report

Statements of Changes in Net Assets

For the Six Months Ended April 30, 2025 (unaudited) and the Year Ended October 31, 2024	2025	2024
Operations:
Net investment income	$122,389	$524,060
Net realized gain	2,536,912	15,642,467
Change in net unrealized appreciation (depreciation)	(6,028,478)	15,750,220
Increase (Decrease) in Net Assets From Operations	(3,369,177)	31,916,747
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(6,423,072)	(725,000)
Decrease in Net Assets From Distributions to Shareholders	(6,423,072)	(725,000)
Fund Share Transactions (Note 7):
Net proceeds from sale of shares	13,688,323	26,515,147
Reinvestment of distributions	5,981,672	693,242
Cost of shares repurchased	(31,766,736)	(78,303,823)
Decrease in Net Assets From Fund Share Transactions	(12,096,741)	(51,095,434)
Decrease in Net Assets	(21,888,990)	(19,903,687)
Net Assets:
Beginning of period	116,835,521	136,739,208
End of period	$94,946,531	$116,835,521
See Notes to Financial Statements.

ClearBridge Sustainability Leaders Fund 2025 Semi-Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class A Shares[1]	2025[2]	2024	2023	2022	2021	2020
Net asset value, beginning of period	$26.37	$20.54	$20.57	$25.30	$18.94	$15.30
Income (loss) from operations:
Net investment income	0.01	0.07	0.05	0.00 [3]	0.01	0.02
Net realized and unrealized gain (loss)	(0.90)	5.85	(0.06)	(4.43)	7.19	3.68
Total income (loss) from operations	(0.89)	5.92	(0.01)	(4.43)	7.20	3.70
Less distributions from:
Net investment income	(0.02)	(0.09)	(0.01)	(0.04)	(0.04)	(0.04)
Net realized gains	(1.44)	—	(0.01)	(0.26)	(0.80)	(0.02)
Total distributions	(1.46)	(0.09)	(0.02)	(0.30)	(0.84)	(0.06)
Net asset value, end of period	$24.02	$26.37	$20.54	$20.57	$25.30	$18.94
Total return[4]	(3.88)%	28.89%	(0.01)%	(17.73)%	39.11%	24.25%
Net assets, end of period (000s)	$39,650	$43,217	$35,440	$24,470	$8,384	$3,824
Ratios to average net assets:
Gross expenses	1.29%[5]	1.28%	1.25%	1.29%	1.60%	2.33%
Net expenses[6,7]	1.15 [5]	1.15	1.15	1.16	1.20	1.13
Net investment income	0.08 [5]	0.26	0.22	0.01	0.05	0.13
Portfolio turnover rate	23%	47%	41%	30%	22%	58%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended April 30, 2025 (unaudited).
[3]	Amount represents less than $0.005 or greater than $(0.005) per share.
[4]
Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.
[6]	Reflects fee waivers and/or expense reimbursements.
[7]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.20%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

See Notes to Financial Statements.
ClearBridge Sustainability Leaders Fund 2025 Semi-Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class C Shares[1]	2025[2]	2024	2023	2022	2021[3]
Net asset value, beginning of period	$25.83	$20.19	$20.35	$25.28	$23.54
Income (loss) from operations:
Net investment loss	(0.08)	(0.12)	(0.10)	(0.15)	(0.00)[4]
Net realized and unrealized gain (loss)	(0.87)	5.76	(0.05)	(4.42)	1.74
Total income (loss) from operations	(0.95)	5.64	(0.15)	(4.57)	1.74
Less distributions from:
Net investment income	—	—	—	(0.10)	—
Net realized gains	(1.44)	—	(0.01)	(0.26)	—
Total distributions	(1.44)	—	(0.01)	(0.36)	—
Net asset value, end of period	$23.44	$25.83	$20.19	$20.35	$25.28
Total return[5]	(4.21)%	27.93%	(0.72)%	(18.32)%	7.39%
Net assets, end of period (000s)	$4,037	$4,338	$3,298	$1,421	$5
Ratios to average net assets:
Gross expenses	2.01%[6]	2.02%	1.96%	2.01%	2.20%[6]
Net expenses[7,8]	1.87 [6]	1.89	1.86	1.88	1.95 [6]
Net investment loss	(0.64)[6]	(0.47)	(0.49)	(0.70)	(0.05)[6]
Portfolio turnover rate	23%	47%	41%	30%	22%[9]

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended April 30, 2025 (unaudited).
[3]	For the period September 30, 2021 (inception date) to October 31, 2021.
[4]	Amount represents less than $0.005 or greater than $(0.005) per share.
[5]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.
[7]	Reflects fee waivers and/or expense reimbursements.
[8]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.95%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[9]	For the year ended October 31, 2021.
See Notes to Financial Statements.

ClearBridge Sustainability Leaders Fund 2025 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class FI Shares[1]	2025[2]	2024	2023	2022	2021	2020
Net asset value, beginning of period	$26.57	$20.64	$20.67	$25.42	$19.02	$15.34
Income (loss) from operations:
Net investment income	0.01	0.07	0.04	0.00 [3]	0.01	0.02
Net realized and unrealized gain (loss)	(0.90)	5.89	(0.05)	(4.46)	7.22	3.68
Total income (loss) from operations	(0.89)	5.96	(0.01)	(4.46)	7.23	3.70
Less distributions from:
Net investment income	(0.00)[3]	(0.03)	(0.01)	(0.03)	(0.03)	(0.00)[3]
Net realized gains	(1.44)	—	(0.01)	(0.26)	(0.80)	(0.02)
Total distributions	(1.44)	(0.03)	(0.02)	(0.29)	(0.83)	(0.02)
Net asset value, end of period	$24.24	$26.57	$20.64	$20.67	$25.42	$19.02
Total return[4]	(3.85)%	28.89%	(0.04)%	(17.76)%	39.07%	24.13%
Net assets, end of period (000s)	$301	$417	$575	$1,051	$1,027	$558
Ratios to average net assets:
Gross expenses	1.31%[5]	1.26%	1.28%	1.27%	1.63%	2.37%
Net expenses[6,7]	1.17 [5]	1.14	1.18	1.13	1.20	1.17
Net investment income	0.05 [5]	0.28	0.20	0.01	0.06	0.15
Portfolio turnover rate	23%	47%	41%	30%	22%	58%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended April 30, 2025 (unaudited).
[3]	Amount represents less than $0.005 or greater than $(0.005) per share.
[4]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.
[6]	Reflects fee waivers and/or expense reimbursements.
[7]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 1.20%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

See Notes to Financial Statements.
ClearBridge Sustainability Leaders Fund 2025 Semi-Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class R Shares[1]	2025[2]	2024	2023	2022[3]
Net asset value, beginning of period	$26.32	$20.56	$20.67	$21.55
Income (loss) from operations:
Net investment income (loss)	(0.02)	(0.02)	(0.02)	0.00 [4]
Net realized and unrealized gain (loss)	(0.89)	5.87	(0.05)	(0.88)
Total income (loss) from operations	(0.91)	5.85	(0.07)	(0.88)
Less distributions from:
Net investment income	—	(0.09)	(0.03)	—
Net realized gains	(1.44)	—	(0.01)	—
Total distributions	(1.44)	(0.09)	(0.04)	—
Net asset value, end of period	$23.97	$26.32	$20.56	$20.67
Total return[5]	(3.97)%	28.49%	(0.32)%	(4.08)%
Net assets, end of period (000s)	$150	$91	$40	$7
Ratios to average net assets:
Gross expenses	2.66%[6]	3.55%	9.01%	1.37%[6]
Net expenses[7,8]	1.45 [6]	1.46	1.45	1.10 [6]
Net investment income (loss)	(0.18)[6]	(0.06)	(0.09)	0.03 [6]
Portfolio turnover rate	23%	47%	41%	30%[9]

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended April 30, 2025 (unaudited).
[3]	For the period June 3, 2022 (inception date) to October 31, 2022.
[4]	Amount represents less than $0.005 or greater than $(0.005) per share.
[5]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.
[7]	Reflects fee waivers and/or expense reimbursements.
[8]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.45%. Total annual fund operating expenses, after waiving and/or reimbursing expenses, exceeded the expense limitation as a result of interest expense. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[9]	For the year ended October 31, 2022.
See Notes to Financial Statements.

ClearBridge Sustainability Leaders Fund 2025 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class I Shares[1]	2025[2]	2024	2023	2022	2021	2020
Net asset value, beginning of period	$26.73	$20.81	$20.81	$25.60	$19.12	$15.44
Income (loss) from operations:
Net investment income	0.05	0.14	0.11	0.07	0.10	0.08
Net realized and unrealized gain (loss)	(0.90)	5.93	(0.05)	(4.49)	7.27	3.70
Total income (loss) from operations	(0.85)	6.07	0.06	(4.42)	7.37	3.78
Less distributions from:
Net investment income	(0.10)	(0.15)	(0.05)	(0.11)	(0.09)	(0.08)
Net realized gains	(1.44)	—	(0.01)	(0.26)	(0.80)	(0.02)
Total distributions	(1.54)	(0.15)	(0.06)	(0.37)	(0.89)	(0.10)
Net asset value, end of period	$24.34	$26.73	$20.81	$20.81	$25.60	$19.12
Total return[3]	(3.72)%	29.26%	0.32%	(17.51)%	39.63%	24.64%
Net assets, end of period (000s)	$39,527	$50,048	$60,431	$98,384	$68,848	$15,411
Ratios to average net assets:
Gross expenses	1.02%[4]	0.99%	0.97%	0.96%	1.15%	2.01%
Net expenses[5,6]	0.85 [4]	0.86	0.85	0.83	0.79	0.80
Net investment income	0.37 [4]	0.56	0.52	0.32	0.42	0.50
Portfolio turnover rate	23%	47%	41%	30%	22%	58%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended April 30, 2025 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]	Reflects fee waivers and/or expense reimbursements.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.85%. Total annual fund operating expenses, after waiving and/or reimbursing expenses, exceeded the expense limitation as a result of interest expense. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

See Notes to Financial Statements.
ClearBridge Sustainability Leaders Fund 2025 Semi-Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class IS Shares[1]	2025[2]	2024	2023	2022	2021	2020
Net asset value, beginning of period	$26.80	$20.87	$20.87	$25.65	$19.16	$15.47
Income (loss) from operations:
Net investment income	0.06	0.16	0.14	0.09	0.12	0.09
Net realized and unrealized gain (loss)	(0.89)	5.95	(0.06)	(4.49)	7.27	3.70
Total income (loss) from operations	(0.83)	6.11	0.08	(4.40)	7.39	3.79
Less distributions from:
Net investment income	(0.13)	(0.18)	(0.07)	(0.12)	(0.10)	(0.08)
Net realized gains	(1.44)	—	(0.01)	(0.26)	(0.80)	(0.02)
Total distributions	(1.57)	(0.18)	(0.08)	(0.38)	(0.90)	(0.10)
Net asset value, end of period	$24.40	$26.80	$20.87	$20.87	$25.65	$19.16
Total return[3]	(3.65)%	29.39%	0.40%	(17.42)%	39.73%	24.63%
Net assets, end of period (000s)	$11,282	$18,725	$36,956	$6,255	$2,824	$328
Ratios to average net assets:
Gross expenses	0.91%[4]	0.89%	0.85%	0.90%	1.16%	2.02%
Net expenses[5,6]	0.75 [4]	0.76	0.75	0.75	0.75	0.75
Net investment income	0.45 [4]	0.64	0.62	0.41	0.52	0.50
Portfolio turnover rate	23%	47%	41%	30%	22%	58%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended April 30, 2025 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]	Reflects fee waivers and/or expense reimbursements.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.75%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. Total annual fund operating expenses, after waiving and/or reimbursing expenses, exceeded the expense limitation as a result of interest expense. These expense limitation arrangements cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

See Notes to Financial Statements.

ClearBridge Sustainability Leaders Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited)
1. Organization and significant accounting policies
ClearBridge Sustainability Leaders Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations,
ClearBridge Sustainability Leaders Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

ClearBridge Sustainability Leaders Fund 2025 Semi-Annual Report

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$94,343,721	—	—	$94,343,721
Short-Term Investments†	641,076	—	—	641,076
Total Investments	$94,984,797	—	—	$94,984,797

†	See Schedule of Investments for additional detailed categorizations.
(b) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(c) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(d) REIT distributions. The character of distributions received from Real Estate Investment Trusts (‘‘REITs’’) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.
ClearBridge Sustainability Leaders Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
(e) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(f) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(g) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.
(h) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of October 31, 2024, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.
(i) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Fund’s investment manager and ClearBridge Investments, LLC (“ClearBridge”) is the Fund’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. FTFA, ClearBridge and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

ClearBridge Sustainability Leaders Fund 2025 Semi-Annual Report

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.650%
Next $1 billion	0.625
Over $2 billion	0.600
FTFA provides administrative and certain oversight services to the Fund. FTFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the management of the portion of the Fund’s cash and short-term instruments allocated to Western Asset. For its services, FTFA pays ClearBridge a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund. For Western Asset’s services to the Fund, FTFA pays Western Asset monthly 0.02% of the portion of the Fund’s average daily net assets that are allocated to Western Asset by FTFA.
As a result of expense limitation arrangements between the Fund and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class FI, Class R, Class I and Class IS shares did not exceed 1.20%, 1.95%, 1.20%, 1.45%, 0.85% and 0.75%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2026 without the Board’s consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.
During the six months ended April 30, 2025, fees waived and/or expenses reimbursed amounted to $83,929, which included an affiliated money market fund waiver of $144.
FTFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Fund pays transfer agent fees to Investor Services
ClearBridge Sustainability Leaders Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the six months ended April 30, 2025, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $4,623 was earned by Investor Services.
There is a maximum initial sales charge of 5.50% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.
For the six months ended April 30, 2025, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$6,942	—
CDSCs	253	$363
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
3. Investments
During the six months ended April 30, 2025, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$24,999,892
Sales	43,581,245
At April 30, 2025, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$81,757,969	$18,758,516	$(5,531,688)	$13,226,828
4. Derivative instruments and hedging activities
During the six months ended April 30, 2025, the Fund did not invest in derivative instruments.
5. Class specific expenses, waivers and/or expense reimbursements
The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C,

ClearBridge Sustainability Leaders Fund 2025 Semi-Annual Report

Class FI and Class R shares calculated at the annual rate of 0.25%, 1.00%, 0.25% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.
For the six months ended April 30, 2025, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$53,410	$29,728
Class C	22,242	2,522
Class FI	440	289
Class R	292	731
Class I	—	26,851
Class IS	—	700
Total	$76,384	$60,821
For the six months ended April 30, 2025, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$30,740
Class C	3,199
Class FI	253
Class R	704
Class I	37,530
Class IS	11,503
Total	$83,929
6. Distributions to shareholders by class

	Six Months Ended April 30, 2025	Year Ended October 31, 2024
Net Investment Income:
Class A	$38,389	$156,673
Class C	—	—
Class FI	12	766
Class R	—	182
Class I	174,945	429,532
Class IS	80,930	137,847
Total	$294,276	$725,000
ClearBridge Sustainability Leaders Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
	Six Months Ended April 30, 2025	Year Ended October 31, 2024
Net Realized Gains:
Class A	$2,342,785	—
Class C	256,459	—
Class FI	19,390	—
Class R	5,250	—
Class I	2,579,504	—
Class IS	925,408	—
Total	$6,128,796	—
7. Shares of beneficial interest
At April 30, 2025, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.
Transactions in shares of each class were as follows:

	Six Months Ended April 30, 2025		Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class A
Shares sold	152,094	$3,921,267	355,703	$8,885,602
Shares issued on reinvestment	89,271	2,363,891	6,630	155,007
Shares repurchased	(229,957)	(5,788,544)	(448,934)	(11,167,095)
Net increase (decrease)	11,408	$496,614	(86,601)	$(2,126,486)
Class C
Shares sold	17,115	$456,291	44,183	$993,717
Shares issued on reinvestment	9,898	256,459	—	—
Shares repurchased	(22,753)	(558,445)	(39,590)	(973,412)
Net increase	4,260	$154,305	4,593	$20,305
Class FI
Shares sold	1,020	$25,594	1,280	$32,732
Shares issued on reinvestment	726	19,402	33	766
Shares repurchased	(5,020)	(134,467)	(13,455)	(328,666)
Net decrease	(3,274)	$(89,471)	(12,142)	$(295,168)
Class R
Shares sold	2,623	$66,852	1,691	$42,144
Shares issued on reinvestment	199	5,250	8	182
Shares repurchased	(14)	(343)	(177)	(4,276)
Net increase	2,808	$71,759	1,522	$38,050

ClearBridge Sustainability Leaders Fund 2025 Semi-Annual Report

	Six Months Ended April 30, 2025		Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class I
Shares sold	276,508	$7,269,077	429,704	$10,666,039
Shares issued on reinvestment	95,598	2,562,034	17,479	413,388
Shares repurchased	(620,604)	(16,219,860)	(1,478,965)	(36,191,641)
Net decrease	(248,498)	$(6,388,749)	(1,031,782)	$(25,112,214)
Class IS
Shares sold	74,204	$1,949,242	233,316	$5,894,913
Shares issued on reinvestment	28,840	774,636	5,230	123,899
Shares repurchased	(339,255)	(9,065,077)	(1,310,789)	(29,638,733)
Net decrease	(236,211)	$(6,341,199)	(1,072,243)	$(23,619,921)
8. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the six months ended April 30, 2025. The following transactions were effected in such company for the six months ended April 30, 2025.

	Affiliate Value at October 31, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$8,015,199	8,015,199	$7,694,661	7,694,661

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at April 30, 2025
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$5,927	—	$320,538
9. Redemption facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.995 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or
ClearBridge Sustainability Leaders Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 30, 2026.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended April 30, 2025.
10. Recent accounting pronouncement
In December 2023, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures. The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes that the adoption of the ASU will not have a material impact on the financial statements.
11. Operating segments
The Fund has adopted the Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Fund’s financial position or results of operations.
The Fund operates as a single operating segment, which is an investment portfolio. The Fund’s Investment Manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s Schedule of Investments provides details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.

ClearBridge Sustainability Leaders Fund 2025 Semi-Annual Report

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Refer to the financial statements included herein.
ClearBridge Sustainability Leaders Fund

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ClearBridge
Sustainability Leaders Fund
Trustees
Andrew L. Breech
Stephen R. Gross
Susan M. Heilbron
Arnold L. Lehman
Robin J. W. Masters
Ken Miller
G. Peter O’Brien
Chair
Thomas F. Schlafly
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadviser
ClearBridge Investments, LLC
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
ClearBridge Sustainability Leaders Fund
The Fund is a separate investment series of Legg Mason Partners Investment Trust, a Maryland statutory trust.
ClearBridge Sustainability Leaders Fund
Legg Mason Funds
One Madison Avenue, 17th Floor
New York, NY 10010
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of ClearBridge Sustainability Leaders Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2025 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Franklin Templeton Funds Privacy and Security Notice

Your Privacy Is Our Priority
Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.
Information We Collect
When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:
•  Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.
•  Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.
•  Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).
•  Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.
•  Other general information that we may obtain about you such as demographic information.
Disclosure Policy
To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.
NOT PART OF THE SEMI-ANNUAL REPORT

Franklin Templeton Funds Privacy and Security Notice
(cont’d)
We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.
Confidentiality and Security
Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.
At all times, you may view our current privacy notice on our website at
https://www.franklintempleton.com/help/privacy-policy or contact us for a copy at (800) 632-2301.
*For purposes of this privacy notice Franklin Templeton shall refer to the following entities:
Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans
Franklin Advisers, Inc.
Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan
Franklin Mutual Advisers, LLC
Franklin, Templeton and Mutual Series Funds
Franklin Templeton Institutional, LLC
Franklin Templeton Investments Corp., Canada
Franklin Templeton Investments Management, Limited UK
Legg Mason Funds
Templeton Asset Management, Limited
Templeton Global Advisors, Limited
Templeton Investment Counsel, LLC
If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.
NOT PART OF THE SEMI-ANNUAL REPORT

91306-SFSOI 6/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Investment Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	June 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	June 23, 2025

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	June 23, 2025